Document and Entity Information	6 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Trading Symbol	MIME
Entity Registrant Name	Mimecast Ltd
Entity Central Index Key	0001644675
Current Fiscal Year End Date	--03-31